Business Combinations, Investments and Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The fair value of consideration transferred to acquire Radiant was allocated to the identifiable assets acquired and liabilities assumed based upon their fair values as of the date of the acquisition as set forth below. This allocation is final as of December 31, 2011.

In millions
Purchase Consideration	Net Tangible Assets Acquired/(Liabilities Assumed)	Purchased Intangible Assets	Goodwill
$1,206	$78	$319	$809

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The intangible assets acquired in the acquisition include the following:

	Estimated Fair Value	Weighted Average Amortization Period(1)
	(in millions)	(years)
Reseller Network	88	13
Technology - Software and Hardware	106	6
Trademarks	48	9
Direct customer relationships	74	15
Noncompete agreements	2	2
Internally developed software	1	2
Total acquired intangible assets	$319

(1)
Determination of the weighted average amortization period of the individual categories of intangible assets was based on the nature of the applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with definite lives is recognized over the period of time the assets are expected to contribute to future cash flows.

Business Acquisition, Pro Forma Information [Table Text Block]
The unaudited pro forma consolidated results of operations, assuming the acquisition had occurred on January 1, 2010, are as follows:

In millions	Year ended December 31, 2011	Year ended December 31, 2010
Revenue	$5,538	$5,057
Net income attributable to NCR	$(179)	$235

Schedule of Income (Loss) from Discontinued Operation [Table Text Block]
The following table includes the results of the Entertainment Business, which we historically included in our Entertainment segment:

In millions	For the year ended December 31
	2012	2011	2010
Revenue	$62	$152	$99
Operating expenses	101	299	142
Loss from operations	(39)	(147)	(43)
Gain from divestiture of the business	33	—	—
Loss before income taxes	(6)	(147)	(43)
Income tax benefit	(2)	(51)	(15)
Loss from discontinued operations, net of tax	$(4)	$(96)	$(28)